Investment Securities - Gross Unrealized Losses by Investment Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value	$ 292,077	$ 74,380
Less than 12 Months Gross Unrealized Losses	(8,060)	(998)
12 Months or Longer Estimated Fair Value	20,335	5,882
12 Months or Longer Gross Unrealized Losses	(6,142)	(6,740)
Total Estimated Fair Value	312,412	80,262
Total Gross Unrealized Losses	(14,202)	(7,738)
U.S. Government Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value	4,400	4,949
Less than 12 Months Gross Unrealized Losses	(562)	(17)
12 Months or Longer Estimated Fair Value	4,407
12 Months or Longer Gross Unrealized Losses	(562)
Total Estimated Fair Value	4,407	4,949
Total Gross Unrealized Losses	(562)	(17)
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value	246,348	69,145
Less than 12 Months Gross Unrealized Losses	(7,374)	(980)
12 Months or Longer Estimated Fair Value	7,961
12 Months or Longer Gross Unrealized Losses	(921)
Total Estimated Fair Value	254,309	69,145
Total Gross Unrealized Losses	(8,295)	(980)
Trust Preferred Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
12 Months or Longer Estimated Fair Value	7,967	5,882
12 Months or Longer Gross Unrealized Losses	(4,659)	(6,740)
Total Estimated Fair Value	7,967	5,882
Total Gross Unrealized Losses	(4,659)	(6,740)
Collateralized Loan Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value	45,729
Less than 12 Months Gross Unrealized Losses	(686)
Total Estimated Fair Value	45,729
Total Gross Unrealized Losses	(686)
Other Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 Months Estimated Fair Value		286
Less than 12 Months Gross Unrealized Losses		(1)
Total Estimated Fair Value		286
Total Gross Unrealized Losses		$ (1)